Pension Plans and Retiree Benefits - Summary of Amounts Recorded in Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit
Defined Benefit Plan Disclosure
Past service cost	$ 0.0	$ 0.0
Net actuarial gain (loss)	(1.0)	(3.0)
Recognized in AOCI pre-tax	(1.0)	(3.0)
Increase (decrease) by the amount included in deferred tax liabilities	0.0	0.0
Net amount in AOCI after-tax	(1.0)	(3.0)
Defined Benefit | Canada
Defined Benefit Plan Disclosure
Past service cost	0.0	0.0
Net actuarial gain (loss)	(5.0)	(9.0)
Recognized in AOCI pre-tax	(5.0)	(9.0)
Increase (decrease) by the amount included in deferred tax liabilities	1.0	2.0
Net amount in AOCI after-tax	(4.0)	(7.0)
Defined Benefit | Foreign Plan
Defined Benefit Plan Disclosure
Past service cost	0.0	0.0
Net actuarial gain (loss)	4.0	6.0
Recognized in AOCI pre-tax	4.0	6.0
Increase (decrease) by the amount included in deferred tax liabilities	(1.0)	(2.0)
Net amount in AOCI after-tax	3.0	4.0
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service cost	(2.0)	(3.0)
Net actuarial gain (loss)	(7.0)	(9.0)
Recognized in AOCI pre-tax	(9.0)	(12.0)
Increase (decrease) by the amount included in deferred tax liabilities	2.0	3.0
Net amount in AOCI after-tax	(7.0)	(9.0)
Post-Retirement Benefits | Canada
Defined Benefit Plan Disclosure
Past service cost	0.0	0.0
Net actuarial gain (loss)	(1.0)	(1.0)
Recognized in AOCI pre-tax	(1.0)	(1.0)
Increase (decrease) by the amount included in deferred tax liabilities	0.0	0.0
Net amount in AOCI after-tax	(1.0)	(1.0)
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan Disclosure
Past service cost	(2.0)	(3.0)
Net actuarial gain (loss)	(6.0)	(8.0)
Recognized in AOCI pre-tax	(8.0)	(11.0)
Increase (decrease) by the amount included in deferred tax liabilities	2.0	3.0
Net amount in AOCI after-tax	$ (6.0)	$ (8.0)